Annual Total Returns [BarChart] - Harbor Capital Appreciation Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	0.61%
2012	15.69%
2013	37.66%
2014	9.93%
2015	10.99%
2016	(1.07%)
2017	36.59%
2018	(1.03%)
2019	33.28%
2020	54.43%